Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year) (Details) - EBP 112	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-0993790
Plan number	112
Total Investments, at Fair Value	$ 270,834,244
Total Participant Notes Receivable	$ 3,064,928
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Jennison Small/Mid Cap Equity Fund of Prudential Trust | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	$ 3,654,826
Investment, Identifier [Axis]: Loomis Sayles Core Plus Bond Fund; Class N | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	199,715
Investment, Identifier [Axis]: Quaker Chemical Corporation Stock Fund | Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	10,809,221
Investment, Identifier [Axis]: Vanguard Brokerage Fund | Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	4,018,114
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	9,331,814
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	16,632
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	42,399,474
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	7,716,284
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	13,306,856
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	5,667,542
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	16,549,026
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	23,241,332
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	22,012,151
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	17,314,419
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	14,194,941
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	15,393,941
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	10,664,044
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	5,191,584
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	3,054,726
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	153,919
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	3,472,076
Investment, Identifier [Axis]: Vanguard Target Retirement Income and Growth Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	1,433
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	12,007,457
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	1,083,652
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	6,251,884
Investment, Identifier [Axis]: Vanguard U.S. Growth Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	16,443,704
Investment, Identifier [Axis]: Vanguard Windsor II Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at Fair Value	$ 6,683,477